Segment information - Major Customers (Details) (Contract Revenues, Customer Concentration Risk)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Petrobras
Revenue, Major Customer [Line Items]
Concentration risk percentage	20.00%	16.00%	15.00%
Total
Revenue, Major Customer [Line Items]
Concentration risk percentage	13.00%	14.00%	14.00%
Statoil
Revenue, Major Customer [Line Items]
Concentration risk percentage	13.00%	14.00%	9.00%
Exxon
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	12.00%	11.00%
Shell
Revenue, Major Customer [Line Items]
Concentration risk percentage	2.00%	7.00%	10.00%